Advance to Suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Advance to Suppliers
Advance to suppliers	¥ 7,933	$ 1,245	¥ 7,359
Advance to suppliers - long term, net	¥ 0	$ 0	¥ 1,542